Warrant liabilities (Details) - Government Warrants $ in Thousands	1 Months Ended
	Apr. 30, 2017 USD ($)	Dec. 31, 2020 Y ¥ / shares
Warrant liabilities
Aggregate principal amount	$ 1,125,310
Drawdown period	3 years
Percentage of equity shares on exercise of warrants to government fund	2.00%
Consideration for issuance of warrants	$ 81,950
Risk-free rate of return (%)
Warrant liabilities
Warrants measurement input		3.34
Volatility
Warrant liabilities
Warrants measurement input		46.85
Expected dividend yield
Warrant liabilities
Warrants measurement input		0.0
Expected term
Warrant liabilities
Warrants measurement input | Y		3.6
Fair value of the underlying ordinary shares
Warrant liabilities
Warrants measurement input | ¥ / shares		31.34